Income Taxes - Reconciliation of Computed Income Tax Expense (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Total tax income (expense) using statutory rate	(27.00%)	(25.50%)	(24.00%)
Tax effect of rates applied in other countries		0.06%	0.06%
Tax effect of non-taxable operations	0.19%	6.43%	7.51%
Tax effect of non-tax-deductible expenses	(0.32%)	(3.09%)	(1.95%)
Tax effect of adjustments to deferred taxes in previous periods	(1.39%)	(0.00%)	(0.05%)
Deferred tax adjustments from previous years	1.14%
Price level restatement for tax purposes (equity investments)	2.58%	1.25%	2.58%
Total adjustments to tax expense using statutory rates	2.20%	4.65%	8.15%
Actual income tax expense	(24.80%)	(20.85%)	(15.85%)
ACCOUNTING PROFIT BEFORE INCOME TAX	$ 423,152,001	$ 537,641,734	$ 525,076,863
Total tax income (expense) using statutory rate	(114,251,041)	(137,098,643)	(126,018,446)
Tax effect of rates applied in other countries		328,968	330,353
Tax effect of non-taxable operations	801,347	34,547,907	39,421,280
Tax effect of non-tax-deductible expenses	(1,370,485)	(16,589,585)	(10,216,591)
Tax effect of adjustments to deferred taxes in previous periods	(5,882,343)	(24,409)	(295,585)
Deferred tax adjustments from previous years	4,818,298
Price level restatement for tax purposes (equity investments)	10,937,459	6,736,243	13,562,054
Total adjustments to tax expense using statutory rates	9,304,276	24,999,124	42,801,511
Income tax expense, continuing operations	$ (104,946,765)	$ (112,099,519)	$ (83,216,935)